ProFunds
7501 Wisconsin Avenue, Suite 1000E
Bethesda, Maryland 20814
May 14, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProFunds (File Nos. 333-28339; 811-08239)
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of ProFunds (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 121 under the Securities Act and Amendment No. 123 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The purpose of this filing is to add a new fund to the Trust..
Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.
Sincerely,
/s/Kristen Freeman
Kristen Freeman
Director, Counsel - ProShare Advisors LLC
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